Share-Based Compensation (tables)	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to June 30, 2012:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.22	530,624
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	4.54	462,106
Granted	5,000	0.001	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2012	60,000	0.001	4.14	578,940
Exercisable at June 30, 2012	34,700	0.001	4.14	334,820

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to June 30, 2012:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	60,000
Vested	(34,700)
Canceled	-
Unvested at June 30, 2012	25,300

Schedule Of Vested Restricted Stock Units Activity Table Text Block [Table Text Block]

The fair value assigned to the vested increments of these awards was estimated at the date of vesting using the Black-Scholes option-pricing model with the following assumptions:

Period from
February 4, 2010
(inception) to
June 30, 2012

Stock Price	$9.39 - $12.11
Risk-free interest rate	0.72% - 1.47%
Expected term (in years)	4.94
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$9.6212